Business Combination - Additional Information (Details) ¥ in Millions	1 Months Ended		6 Months Ended
	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Jul. 12, 2016 CNY (¥)
CMC Music Business
Disclosure Of Business Combinations [Line Items]
Consideration amount deemed				¥ 17,999
Revenue before income tax			¥ 2,474
Profit before income tax			¥ 731
Ultimate Music Inc
Disclosure Of Business Combinations [Line Items]
Consideration amount deemed		¥ 463
Name of acquiree		Ultimate Music Inc.
Number of shares outstanding in business combination		100.00%
Aggregate cash consideration		¥ 26
Installment period		4 years
Shares subscribed under purchase agreement | shares		26,543,339
Music Content Company
Disclosure Of Business Combinations [Line Items]
Name of acquiree	music contents production company
Maximum variable consideration	¥ 400
Variable consideration, fair value	¥ 63